Other current liabilities - Narrative (Details) $ in Millions	Dec. 31, 2025 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Current accrued acquisition expense	$ 6.7
Termination cost	2.5
Current value added tax payables	$ 2.0